Inventories, Net	6 Months Ended
Mar. 31, 2026
Inventories, Net [Abstract]
INVENTORIES, NET

5. INVENTORIES, NET

Inventories consisted of the following:

	As of March 31, 2026	As of September 30, 2025
Finished goods	$87,598	$97,021
Inventory valuation allowance	(85,325)	(95,003)
Inventories, net	$2,273	$2,018

Movement of inventory valuation allowance is as follows:

	As of March 31, 2026	As of September 30, 2025
Balance at the beginning of the period	$95,003	$93,037
Addition	7,262	7,570
Write-offs	(2,566)	(2,675)
Foreign currency translation adjustment	(14,374)	(2,929)
Balance at the end of the period	$85,325	$95,003